INDUSTRY SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Year Ended December 31, 2015	GIG	LMH	Unallocated	Consolidated
Revenue	$–	$713,212	$9,700	$722,912
Segment gross profit	–	483,705	9,700	493,405
Segment loss from operations	(68,417)	(380,137)	(658,324)	(1,106,878)
Capital expenditures	–	10,049,470	–	10,049,470
Depreciation and amortization	132	457,671	–	457,803

				Total
Year Ended December 31, 2016	GIG	LMH	Unallocated	Consolidated
Revenue	$679,983	$3,163,534	$–	$3,843,517
Segment gross profit	554,773	2,022,871	–	2,577,644
Segment loss from operations	(553,750)	(1,148,101)	(1,436,465)	(3,138,316)
Capital expenditures	8,872,200	9,846,200	–	18,718,400
Depreciation and amortization	120,537	1,516,604	–	1,637,141

Three Months Ended March 31, 2016 (unaudited)				Total
	GIG	LMH	Unallocated	Consolidated
Revenue	$–	$513,544	$–	$513,544
Segment gross profit	–	322,809	–	322,809
Segment loss from operations	(111,600)	(278,373)	(403,962)	(793,935)
Capital expenditures	–	7,250,935	–	7,250,935
Depreciation and amortization	132	317,328	–	317,460

Three Months Ended March 31, 2017 (unaudited)				Total
	GIG	LMH	Unallocated	Consolidated
Revenue	$855,435	$1,014,492	$–	$1,869,927
Segment gross profit	668,841	523,407	–	1,192,248
Segment loss from operations	(233,684)	(458,494)	(407,717)	(1,099,895)
Capital expenditures	–	6,117,534	–	6,117,534
Depreciation and amortization	50,679	546,014	–	596,693
				Total
As of December 31, 2015	GIG	LMH	Unallocated	Consolidated
Accounts receivable, net	$–	$276,750	$–	$276,750
Goodwill	–	4,378,664	–	4,378,664
Total assets	91,077	10,066,711	13,627,708	23,785,496

				Total
As of December 31, 2016	GIG	LMH	Unallocated	Consolidated
Accounts receivable, net	$272,357	$510,709	$–	$783,066
Goodwill	7,876,327	9,338,556	–	17,214,883
Total assets	18,926,924	21,934,616	24,790,690	65,652,230

				Total
As of March 31, 2017 (unaudited)	GIG	LMH	Unallocated	Consolidated
Accounts receivable, net	$242,325	$538,198	$–	$780,523
Goodwill	7,876,327	11,439,929	–	19,316,256
Total assets	19,139,086	23,204,433	22,128,773	64,472,292